Segmented Information (Segment revenues and results) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Operating revenues	$ 1,808.8	$ 1,346.9
Cost of sales
Mining and processing	572.8	518.9
Royalties	27.0	13.8
Amortization	209.7	218.4
Cost of sales	809.5	751.1
Expenses
Exploration	26.3	26.7
Corporate and administrative	39.3	32.6
Share-based compensation	55.0	31.7
Reversal of impairment (Note 10)	(218.8)	(57.1)
EARNINGS FROM OPERATIONS	1,097.5	561.9
Finance income (expense) (Note 20)	6.4	(3.8)
Foreign exchange (loss) gain	(5.1)	8.0
Loss on commodity derivatives	(230.5)	(24.2)
Other loss	(9.6)	(39.7)
EARNINGS BEFORE INCOME TAXES	1,089.7	502.2
Young-Davidson
Expenses
Reversal of impairment (Note 10)	(218.8)	(57.1)
Corporate/Other
Disclosure of operating segments [line items]
Operating revenues	(45.0)
Cost of sales
Amortization	0.5
Cost of sales	0.5
Expenses
Exploration	9.7
Corporate and administrative	39.3
Share-based compensation	55.0
EARNINGS FROM OPERATIONS	69.3
Operating segments | Young-Davidson
Disclosure of operating segments [line items]
Operating revenues	534.1	415.3
Cost of sales
Mining and processing	190.8	178.4
Royalties	8.0	6.2
Amortization	71.3	77.3
Cost of sales	270.1	261.9
Expenses
Exploration	3.4	3.0
EARNINGS FROM OPERATIONS	260.6	207.5
Operating segments | Island Gold District
Disclosure of operating segments [line items]
Operating revenues	833.9	444.3
Cost of sales
Mining and processing	243.7	143.5
Royalties	14.1	5.2
Amortization	86.4	57.4
Cost of sales	344.2	206.1
Expenses
Exploration	5.8	5.7
EARNINGS FROM OPERATIONS	483.9	232.5
Operating segments | Mulatos
Disclosure of operating segments [line items]
Operating revenues	485.8	487.3
Cost of sales
Mining and processing	138.3	197.0
Royalties	4.9	2.4
Amortization	51.5	83.7
Cost of sales	194.7	283.1
Expenses
Exploration	7.4	13.1
EARNINGS FROM OPERATIONS	$ 283.7	191.1
Operating segments | Corporate/Other
Expenses
Exploration		4.9
Corporate and administrative		32.6
Share-based compensation		31.7
EARNINGS FROM OPERATIONS		$ (69.2)